Shareholder Report	12 Months Ended
	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calvert Management Series
Entity Central Index Key	0000319676
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000240250
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class A
Trading Symbol	CEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.23%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund's underweight allocations to Korea and Taiwan—and aggregate stock selection in Taiwan—detracted, as both tech-heavy markets outperformed, driven by surging artificial intelligence (AI) and semiconductor demand

↓ The Fund’s allocation to Globant in Argentina detracted, as the stock suffered from disruption facing software service providers.

↓ The overweight allocation to India detracted as the market ended the year on a weak note after four years of outperformance. The market was impacted by the lingering U.S. trade issue, rupee weakness and the lack of AI-related trades

↓ Information technology, industrials and materials stocks that are thematically linked to AI accounted for a significant portion of the Fund’s relative underperformance

↑ The Fund's overweight to Brazil contributed, led by the overweight selections to Localiza, Banco BTG Pactual, Nu Holdings and Raia Drogasil. We continue to find high quality businesses in Brazil at what we believe are very attractive valuations

↑ The Fund’s overweight to Mexico, through the overweight selection to Grupo Financiero Banorte, contributed

↑ The zero allocations to Saudi Arabia and Thailand and underweight allocation to China contributed to returns. We remain underweight China, where the competitive intensity remains high and entry barriers remain weak, which are a precursor to reap benefits of any innovation

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
5/23	$10,000	$10,000
6/23	$9,826	$10,380
7/23	$10,015	$11,026
8/23	$9,598	$10,347
9/23	$9,409	$10,076
10/23	$9,153	$9,685
11/23	$10,205	$10,460
12/23	$10,650	$10,869
1/24	$10,261	$10,364
2/24	$10,688	$10,857
3/24	$10,982	$11,126
4/24	$10,659	$11,176
5/24	$10,830	$11,239
6/24	$11,550	$11,682
7/24	$11,569	$11,717
8/24	$11,957	$11,906
9/24	$11,920	$12,701
10/24	$11,550	$12,136
11/24	$11,247	$11,700
12/24	$10,700	$11,684
1/25	$10,836	$11,893
2/25	$10,251	$11,951
3/25	$10,349	$12,026
4/25	$11,168	$12,184
5/25	$11,451	$12,704
6/25	$12,016	$13,468
7/25	$11,256	$13,730
8/25	$11,773	$13,906
9/25	$12,270	$14,901
10/25	$12,455	$15,524
11/25	$12,933	$15,153
12/25	$12,618	$15,606

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class A	17.89%	11.68%
Class A with 5.25% Maximum Sales Charge	11.68%	9.40%
MSCI Emerging Markets Index (net of foreign withholding taxes)	33.57%	18.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	May 31, 2023
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 6,739,369
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,739,369
# of Portfolio Holdings	29
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Mexico	4.9%
United States	6.7%
Taiwan	14.5%
India	35.7%
Brazil	38.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Localiza Rent a Car SA	9.1%
Bharti Airtel Ltd.	6.7%
NU Holdings Ltd., Class A	5.1%
Banco BTG Pactual SA	4.9%
Grupo Financiero Banorte SAB de CV, Class O	4.9%
XP, Inc., Class A	4.6%
Mahindra & Mahindra Ltd.	4.0%
Eternal Ltd.	3.8%
Raia Drogasil SA	3.5%
Total	57.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240251
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class C
Trading Symbol	CEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.98%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund's underweight allocations to Korea and Taiwan—and aggregate stock selection in Taiwan—detracted, as both tech-heavy markets outperformed, driven by surging artificial intelligence (AI) and semiconductor demand

↓ The Fund’s allocation to Globant in Argentina detracted, as the stock suffered from disruption facing software service providers.

↓ The overweight allocation to India detracted as the market ended the year on a weak note after four years of outperformance. The market was impacted by the lingering U.S. trade issue, rupee weakness and the lack of AI-related trades

↓ Information technology, industrials and materials stocks that are thematically linked to AI accounted for a significant portion of the Fund’s relative underperformance

↑ The Fund's overweight to Brazil contributed, led by the overweight selections to Localiza, Banco BTG Pactual, Nu Holdings and Raia Drogasil. We continue to find high quality businesses in Brazil at what we believe are very attractive valuations

↑ The Fund’s overweight to Mexico, through the overweight selection to Grupo Financiero Banorte, contributed

↑ The zero allocations to Saudi Arabia and Thailand and underweight allocation to China contributed to returns. We remain underweight China, where the competitive intensity remains high and entry barriers remain weak, which are a precursor to reap benefits of any innovation

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI Emerging Markets Index
5/23	$10,000	$10,000
6/23	$10,370	$10,380
7/23	$10,560	$11,026
8/23	$10,110	$10,347
9/23	$9,910	$10,076
10/23	$9,630	$9,685
11/23	$10,730	$10,460
12/23	$11,190	$10,869
1/24	$10,770	$10,364
2/24	$11,220	$10,857
3/24	$11,520	$11,126
4/24	$11,170	$11,176
5/24	$11,340	$11,239
6/24	$12,090	$11,682
7/24	$12,100	$11,717
8/24	$12,500	$11,906
9/24	$12,450	$12,701
10/24	$12,070	$12,136
11/24	$11,740	$11,700
12/24	$11,162	$11,684
1/25	$11,296	$11,893
2/25	$10,678	$11,951
3/25	$10,771	$12,026
4/25	$11,626	$12,184
5/25	$11,904	$12,704
6/25	$12,491	$13,468
7/25	$11,688	$13,730
8/25	$12,223	$13,906
9/25	$12,728	$14,901
10/25	$12,913	$15,524
11/25	$13,397	$15,153
12/25	$13,059	$15,606

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class C, with conversion to Class A after 8 years	16.99%	10.86%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	15.99%	10.86%
MSCI Emerging Markets Index (net of foreign withholding taxes)	33.57%	18.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	May 31, 2023
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 6,739,369
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,739,369
# of Portfolio Holdings	29
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Mexico	4.9%
United States	6.7%
Taiwan	14.5%
India	35.7%
Brazil	38.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Localiza Rent a Car SA	9.1%
Bharti Airtel Ltd.	6.7%
NU Holdings Ltd., Class A	5.1%
Banco BTG Pactual SA	4.9%
Grupo Financiero Banorte SAB de CV, Class O	4.9%
XP, Inc., Class A	4.6%
Mahindra & Mahindra Ltd.	4.0%
Eternal Ltd.	3.8%
Raia Drogasil SA	3.5%
Total	57.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240252
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class I
Trading Symbol	CMEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund's underweight allocations to Korea and Taiwan—and aggregate stock selection in Taiwan—detracted, as both tech-heavy markets outperformed, driven by surging artificial intelligence (AI) and semiconductor demand

↓ The Fund’s allocation to Globant in Argentina detracted, as the stock suffered from disruption facing software service providers.

↓ The overweight allocation to India detracted as the market ended the year on a weak note after four years of outperformance. The market was impacted by the lingering U.S. trade issue, rupee weakness and the lack of AI-related trades

↓ Information technology, industrials and materials stocks that are thematically linked to AI accounted for a significant portion of the Fund’s relative underperformance

↑ The Fund's overweight to Brazil contributed, led by the overweight selections to Localiza, Banco BTG Pactual, Nu Holdings and Raia Drogasil. We continue to find high quality businesses in Brazil at what we believe are very attractive valuations

↑ The Fund’s overweight to Mexico, through the overweight selection to Grupo Financiero Banorte, contributed

↑ The zero allocations to Saudi Arabia and Thailand and underweight allocation to China contributed to returns. We remain underweight China, where the competitive intensity remains high and entry barriers remain weak, which are a precursor to reap benefits of any innovation

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI Emerging Markets Index
5/23	$1,000,000	$1,000,000
6/23	$1,037,000	$1,037,970
9/23	$994,000	$1,007,607
12/23	$1,125,349	$1,086,853
3/24	$1,162,394	$1,112,593
6/24	$1,222,466	$1,168,213
9/24	$1,261,512	$1,270,110
12/24	$1,133,610	$1,168,412
3/25	$1,096,510	$1,202,618
6/25	$1,274,796	$1,346,788
9/25	$1,302,621	$1,490,127
12/25	$1,339,272	$1,560,602

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class I	18.14%	11.94%
MSCI Emerging Markets Index (net of foreign withholding taxes)	33.57%	18.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	May 31, 2023
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 6,739,369
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,739,369
# of Portfolio Holdings	29
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Mexico	4.9%
United States	6.7%
Taiwan	14.5%
India	35.7%
Brazil	38.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Localiza Rent a Car SA	9.1%
Bharti Airtel Ltd.	6.7%
NU Holdings Ltd., Class A	5.1%
Banco BTG Pactual SA	4.9%
Grupo Financiero Banorte SAB de CV, Class O	4.9%
XP, Inc., Class A	4.6%
Mahindra & Mahindra Ltd.	4.0%
Eternal Ltd.	3.8%
Raia Drogasil SA	3.5%
Total	57.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240249
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class R6
Trading Symbol	CMERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund's underweight allocations to Korea and Taiwan—and aggregate stock selection in Taiwan—detracted, as both tech-heavy markets outperformed, driven by surging artificial intelligence (AI) and semiconductor demand

↓ The Fund’s allocation to Globant in Argentina detracted, as the stock suffered from disruption facing software service providers.

↓ The overweight allocation to India detracted as the market ended the year on a weak note after four years of outperformance. The market was impacted by the lingering U.S. trade issue, rupee weakness and the lack of AI-related trades

↓ Information technology, industrials and materials stocks that are thematically linked to AI accounted for a significant portion of the Fund’s relative underperformance

↑ The Fund's overweight to Brazil contributed, led by the overweight selections to Localiza, Banco BTG Pactual, Nu Holdings and Raia Drogasil. We continue to find high quality businesses in Brazil at what we believe are very attractive valuations

↑ The Fund’s overweight to Mexico, through the overweight selection to Grupo Financiero Banorte, contributed

↑ The zero allocations to Saudi Arabia and Thailand and underweight allocation to China contributed to returns. We remain underweight China, where the competitive intensity remains high and entry barriers remain weak, which are a precursor to reap benefits of any innovation

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	MSCI Emerging Markets Index
5/23	$5,000,000	$5,000,000
6/23	$5,185,000	$5,189,849
7/23	$5,285,000	$5,512,924
8/23	$5,065,000	$5,173,327
9/23	$4,970,000	$5,038,033
10/23	$4,835,000	$4,842,281
11/23	$5,390,000	$5,229,809
12/23	$5,626,797	$5,434,265
1/24	$5,421,549	$5,181,932
2/24	$5,651,827	$5,428,449
3/24	$5,807,014	$5,562,964
4/24	$5,636,809	$5,587,854
5/24	$5,726,918	$5,619,415
6/24	$6,112,383	$5,841,065
7/24	$6,122,395	$5,858,449
8/24	$6,327,643	$5,953,036
9/24	$6,307,619	$6,350,550
10/24	$6,117,389	$6,068,121
11/24	$5,957,196	$5,850,092
12/24	$5,668,101	$5,842,058
1/25	$5,745,393	$5,946,457
2/25	$5,436,224	$5,975,266
3/25	$5,487,752	$6,013,091
4/25	$5,920,589	$6,092,110
5/25	$6,075,174	$6,352,014
6/25	$6,374,037	$6,733,942
7/25	$5,972,117	$6,865,179
8/25	$6,250,370	$6,953,237
9/25	$6,513,163	$7,450,634
10/25	$6,611,067	$7,762,002
11/25	$6,868,708	$7,576,375
12/25	$6,702,065	$7,803,008

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	Since 5/31/23 (Inception)
Class R6	18.24%	11.98%
MSCI Emerging Markets Index (net of foreign withholding taxes)	33.57%	18.76%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	May 31, 2023
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 6,739,369
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,739,369
# of Portfolio Holdings	29
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Mexico	4.9%
United States	6.7%
Taiwan	14.5%
India	35.7%
Brazil	38.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.7%
Localiza Rent a Car SA	9.1%
Bharti Airtel Ltd.	6.7%
NU Holdings Ltd., Class A	5.1%
Banco BTG Pactual SA	4.9%
Grupo Financiero Banorte SAB de CV, Class O	4.9%
XP, Inc., Class A	4.6%
Mahindra & Mahindra Ltd.	4.0%
Eternal Ltd.	3.8%
Raia Drogasil SA	3.5%
Total	57.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146359
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class A
Trading Symbol	CUBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations were a contributor to performance, led by exposure to 30-year fixed-rate passthrough agency residential mortgage‑backed securities

↑ The Fund's allocations to asset-backed securities and commercial mortgage-backed securities also contributed positively to returns relative to the Index during the period

↑ The Fund’s allocations to both investment-grade (IG) and high-yield corporate credit helped performance, with financials being the primary driver in IG credit

↓ The Fund’s exposure to floating-rate loans was the sole sector detracting from performance, as the asset class underperformed other areas of corporate credit

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/15	$10,000	$10,000	$10,000
1/16	$9,626	$10,110	$10,000
2/16	$9,583	$10,182	$10,003
3/16	$9,736	$10,307	$10,007
4/16	$9,877	$10,377	$10,010
5/16	$9,943	$10,385	$10,011
6/16	$9,971	$10,568	$10,015
7/16	$10,080	$10,655	$10,017
8/16	$10,142	$10,667	$10,019
9/16	$10,188	$10,669	$10,024
10/16	$10,220	$10,598	$10,027
11/16	$10,238	$10,360	$10,028
12/16	$10,279	$10,391	$10,033
1/17	$10,336	$10,428	$10,037
2/17	$10,373	$10,508	$10,041
3/17	$10,394	$10,505	$10,043
4/17	$10,436	$10,592	$10,050
5/17	$10,469	$10,674	$10,055
6/17	$10,507	$10,664	$10,063
7/17	$10,533	$10,718	$10,072
8/17	$10,539	$10,810	$10,081
9/17	$10,552	$10,772	$10,090
10/17	$10,583	$10,785	$10,099
11/17	$10,580	$10,769	$10,107
12/17	$10,608	$10,816	$10,119
1/18	$10,619	$10,712	$10,131
2/18	$10,604	$10,610	$10,140
3/18	$10,615	$10,664	$10,154
4/18	$10,612	$10,593	$10,168
5/18	$10,632	$10,651	$10,183
6/18	$10,635	$10,635	$10,200
7/18	$10,685	$10,657	$10,216
8/18	$10,707	$10,710	$10,235
9/18	$10,716	$10,664	$10,251
10/18	$10,681	$10,575	$10,268
11/18	$10,675	$10,622	$10,289
12/18	$10,621	$10,789	$10,308
1/19	$10,804	$10,937	$10,329
2/19	$10,899	$10,949	$10,347
3/19	$10,966	$11,147	$10,370
4/19	$11,033	$11,163	$10,390
5/19	$11,064	$11,334	$10,413
6/19	$11,117	$11,494	$10,436
7/19	$11,153	$11,528	$10,455
8/19	$11,181	$11,789	$10,477
9/19	$11,208	$11,738	$10,495
10/19	$11,250	$11,776	$10,515
11/19	$11,283	$11,773	$10,528
12/19	$11,339	$11,791	$10,543
1/20	$11,410	$12,003	$10,557
2/20	$11,377	$12,182	$10,573
3/20	$10,291	$11,944	$10,604
4/20	$10,557	$12,184	$10,605
5/20	$10,742	$12,297	$10,605
6/20	$10,960	$12,400	$10,606
7/20	$11,090	$12,618	$10,608
8/20	$11,223	$12,545	$10,609
9/20	$11,255	$12,522	$10,610
10/20	$11,340	$12,478	$10,612
11/20	$11,636	$12,640	$10,612
12/20	$11,776	$12,684	$10,614
1/21	$11,889	$12,604	$10,615
2/21	$11,969	$12,442	$10,616
3/21	$12,038	$12,297	$10,616
4/21	$12,085	$12,400	$10,616
5/21	$12,128	$12,448	$10,617
6/21	$12,167	$12,538	$10,616
7/21	$12,187	$12,664	$10,617
8/21	$12,201	$12,656	$10,617
9/21	$12,234	$12,548	$10,618
10/21	$12,213	$12,538	$10,617
11/21	$12,150	$12,553	$10,618
12/21	$12,202	$12,544	$10,619
1/22	$12,104	$12,269	$10,618
2/22	$11,993	$12,102	$10,620
3/22	$11,880	$11,777	$10,623
4/22	$11,776	$11,338	$10,625
5/22	$11,762	$11,400	$10,632
6/22	$11,509	$11,173	$10,634
7/22	$11,717	$11,453	$10,640
8/22	$11,673	$11,156	$10,657
9/22	$11,465	$10,675	$10,683
10/22	$11,478	$10,558	$10,700
11/22	$11,685	$10,952	$10,735
12/22	$11,728	$10,914	$10,773
1/23	$12,033	$11,253	$10,807
2/23	$11,974	$10,977	$10,842
3/23	$12,023	$11,234	$10,889
4/23	$12,030	$11,303	$10,923
5/23	$12,023	$11,185	$10,966
6/23	$12,115	$11,168	$11,016
7/23	$12,193	$11,179	$11,060
8/23	$12,221	$11,112	$11,110
9/23	$12,147	$10,847	$11,161
10/23	$12,071	$10,684	$11,211
11/23	$12,424	$11,165	$11,261
12/23	$12,716	$11,588	$11,314
1/24	$12,815	$11,560	$11,362
2/24	$12,783	$11,422	$11,409
3/24	$12,912	$11,534	$11,460
4/24	$12,809	$11,264	$11,509
5/24	$12,966	$11,451	$11,564
6/24	$13,043	$11,556	$11,611
7/24	$13,265	$11,818	$11,663
8/24	$13,442	$11,992	$11,719
9/24	$13,591	$12,157	$11,770
10/24	$13,428	$11,881	$11,815
11/24	$13,567	$12,006	$11,860
12/24	$13,511	$11,824	$11,908
1/25	$13,631	$11,896	$11,952
2/25	$13,814	$12,142	$11,990
3/25	$13,785	$12,139	$12,030
4/25	$13,839	$12,182	$12,071
5/25	$13,915	$12,120	$12,115
6/25	$14,093	$12,309	$12,155
7/25	$14,132	$12,291	$12,197
8/25	$14,293	$12,439	$12,245
9/25	$14,398	$12,571	$12,286
10/25	$14,443	$12,654	$12,328
11/25	$14,537	$12,730	$12,362
12/25	$14,584	$12,721	$12,405

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.96%	4.37%	4.19%
Class A with 3.25% Maximum Sales Charge	4.45%	3.69%	3.84%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 782,750,863
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,164,122
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$782,750,863
# of Portfolio Holdings	424
Portfolio Turnover Rate	394%
Total Advisory Fees Paid	$2,164,122

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.6%
Senior Floating-Rate Loans	4.5%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	5.8%
Short-Term Investments	11.5%
Asset-Backed Securities	11.5%
U.S. Treasury Obligations	14.0%
U.S. Government Agency Mortgage-Backed Securities	18.7%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	5.2%
Not Rated	7.3%
CCC	0.7%
B	7.6%
BB	10.7%
BBB	24.0%
A	5.3%
AA	34.3%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146360
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class C
Trading Symbol	CUBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.61%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations were a contributor to performance, led by exposure to 30-year fixed-rate passthrough agency residential mortgage‑backed securities

↑ The Fund's allocations to asset-backed securities and commercial mortgage-backed securities also contributed positively to returns relative to the Index during the period

↑ The Fund’s allocations to both investment-grade (IG) and high-yield corporate credit helped performance, with financials being the primary driver in IG credit

↓ The Fund’s exposure to floating-rate loans was the sole sector detracting from performance, as the asset class underperformed other areas of corporate credit

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/15	$10,000	$10,000	$10,000
1/16	$9,943	$10,110	$10,000
2/16	$9,886	$10,182	$10,003
3/16	$10,044	$10,307	$10,007
4/16	$10,183	$10,377	$10,010
5/16	$10,237	$10,385	$10,011
6/16	$10,266	$10,568	$10,015
7/16	$10,372	$10,655	$10,017
8/16	$10,430	$10,667	$10,019
9/16	$10,471	$10,669	$10,024
10/16	$10,498	$10,598	$10,027
11/16	$10,510	$10,360	$10,028
12/16	$10,546	$10,391	$10,033
1/17	$10,590	$10,428	$10,037
2/17	$10,627	$10,508	$10,041
3/17	$10,641	$10,505	$10,043
4/17	$10,675	$10,592	$10,050
5/17	$10,703	$10,674	$10,055
6/17	$10,741	$10,664	$10,063
7/17	$10,761	$10,718	$10,072
8/17	$10,755	$10,810	$10,081
9/17	$10,760	$10,772	$10,090
10/17	$10,787	$10,785	$10,099
11/17	$10,777	$10,769	$10,107
12/17	$10,800	$10,816	$10,119
1/18	$10,804	$10,712	$10,131
2/18	$10,790	$10,610	$10,140
3/18	$10,787	$10,664	$10,154
4/18	$10,777	$10,593	$10,168
5/18	$10,791	$10,651	$10,183
6/18	$10,781	$10,635	$10,200
7/18	$10,825	$10,657	$10,216
8/18	$10,839	$10,710	$10,235
9/18	$10,850	$10,664	$10,251
10/18	$10,807	$10,575	$10,268
11/18	$10,787	$10,622	$10,289
12/18	$10,726	$10,789	$10,308
1/19	$10,912	$10,937	$10,329
2/19	$11,001	$10,949	$10,347
3/19	$11,062	$11,147	$10,370
4/19	$11,115	$11,163	$10,390
5/19	$11,139	$11,334	$10,413
6/19	$11,185	$11,494	$10,436
7/19	$11,222	$11,528	$10,455
8/19	$11,243	$11,789	$10,477
9/19	$11,264	$11,738	$10,495
10/19	$11,298	$11,776	$10,515
11/19	$11,324	$11,773	$10,528
12/19	$11,373	$11,791	$10,543
1/20	$11,430	$12,003	$10,557
2/20	$11,397	$12,182	$10,573
3/20	$10,303	$11,944	$10,604
4/20	$10,555	$12,184	$10,605
5/20	$10,734	$12,297	$10,605
6/20	$10,952	$12,400	$10,606
7/20	$11,075	$12,618	$10,608
8/20	$11,201	$12,545	$10,609
9/20	$11,226	$12,522	$10,610
10/20	$11,303	$12,478	$10,612
11/20	$11,592	$12,640	$10,612
12/20	$11,723	$12,684	$10,614
1/21	$11,828	$12,604	$10,615
2/21	$11,901	$12,442	$10,616
3/21	$11,962	$12,297	$10,616
4/21	$12,001	$12,400	$10,616
5/21	$12,036	$12,448	$10,617
6/21	$12,067	$12,538	$10,616
7/21	$12,079	$12,664	$10,617
8/21	$12,085	$12,656	$10,617
9/21	$12,111	$12,548	$10,618
10/21	$12,082	$12,538	$10,617
11/21	$12,013	$12,553	$10,618
12/21	$12,048	$12,544	$10,619
1/22	$11,952	$12,269	$10,618
2/22	$11,835	$12,102	$10,620
3/22	$11,717	$11,777	$10,623
4/22	$11,607	$11,338	$10,625
5/22	$11,586	$11,400	$10,632
6/22	$11,330	$11,173	$10,634
7/22	$11,528	$11,453	$10,640
8/22	$11,477	$11,156	$10,657
9/22	$11,266	$10,675	$10,683
10/22	$11,271	$10,558	$10,700
11/22	$11,467	$10,952	$10,735
12/22	$11,503	$10,914	$10,773
1/23	$11,794	$11,253	$10,807
2/23	$11,730	$10,977	$10,842
3/23	$11,770	$11,234	$10,889
4/23	$11,770	$11,303	$10,923
5/23	$11,747	$11,185	$10,966
6/23	$11,838	$11,168	$11,016
7/23	$11,907	$11,179	$11,060
8/23	$11,926	$11,112	$11,110
9/23	$11,847	$10,847	$11,161
10/23	$11,766	$10,684	$11,211
11/23	$12,102	$11,165	$11,261
12/23	$12,379	$11,588	$11,314
1/24	$12,467	$11,560	$11,362
2/24	$12,429	$11,422	$11,409
3/24	$12,546	$11,534	$11,460
4/24	$12,430	$11,264	$11,509
5/24	$12,583	$11,451	$11,564
6/24	$12,650	$11,556	$11,611
7/24	$12,857	$11,818	$11,663
8/24	$13,020	$11,992	$11,719
9/24	$13,156	$12,157	$11,770
10/24	$12,990	$11,881	$11,815
11/24	$13,117	$12,006	$11,860
12/24	$13,055	$11,824	$11,908
1/25	$13,162	$11,896	$11,952
2/25	$13,331	$12,142	$11,990
3/25	$13,295	$12,139	$12,030
4/25	$13,339	$12,182	$12,071
5/25	$13,403	$12,120	$12,115
6/25	$13,566	$12,309	$12,155
7/25	$13,595	$12,291	$12,197
8/25	$13,742	$12,439	$12,245
9/25	$13,833	$12,571	$12,286
10/25	$13,869	$12,654	$12,328
11/25	$13,950	$12,730	$12,362
12/25	$14,200	$12,721	$12,405

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	7.16%	3.60%	3.57%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	6.16%	3.60%	3.57%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 782,750,863
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,164,122
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$782,750,863
# of Portfolio Holdings	424
Portfolio Turnover Rate	394%
Total Advisory Fees Paid	$2,164,122

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.6%
Senior Floating-Rate Loans	4.5%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	5.8%
Short-Term Investments	11.5%
Asset-Backed Securities	11.5%
U.S. Treasury Obligations	14.0%
U.S. Government Agency Mortgage-Backed Securities	18.7%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	5.2%
Not Rated	7.3%
CCC	0.7%
B	7.6%
BB	10.7%
BBB	24.0%
A	5.3%
AA	34.3%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146362
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class I
Trading Symbol	CUBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations were a contributor to performance, led by exposure to 30-year fixed-rate passthrough agency residential mortgage‑backed securities

↑ The Fund's allocations to asset-backed securities and commercial mortgage-backed securities also contributed positively to returns relative to the Index during the period

↑ The Fund’s allocations to both investment-grade (IG) and high-yield corporate credit helped performance, with financials being the primary driver in IG credit

↓ The Fund’s exposure to floating-rate loans was the sole sector detracting from performance, as the asset class underperformed other areas of corporate credit

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$995,308	$1,011,039	$1,000,030
2/16	$991,136	$1,018,221	$1,000,274
3/16	$1,007,370	$1,030,700	$1,000,732
4/16	$1,022,391	$1,037,722	$1,001,001
5/16	$1,028,990	$1,038,533	$1,001,080
6/16	$1,032,946	$1,056,816	$1,001,456
7/16	$1,044,642	$1,065,524	$1,001,746
8/16	$1,051,495	$1,066,674	$1,001,925
9/16	$1,056,686	$1,066,927	$1,002,419
10/16	$1,060,444	$1,059,849	$1,002,669
11/16	$1,062,714	$1,036,026	$1,002,845
12/16	$1,067,349	$1,039,104	$1,003,271
1/17	$1,072,947	$1,042,770	$1,003,714
2/17	$1,077,830	$1,050,816	$1,004,130
3/17	$1,080,446	$1,050,464	$1,004,304
4/17	$1,084,438	$1,059,180	$1,004,978
5/17	$1,089,083	$1,067,352	$1,005,485
6/17	$1,093,561	$1,066,447	$1,006,332
7/17	$1,096,816	$1,071,759	$1,007,188
8/17	$1,098,008	$1,081,005	$1,008,132
9/17	$1,098,986	$1,077,201	$1,008,995
10/17	$1,102,527	$1,078,494	$1,009,897
11/17	$1,103,224	$1,076,862	$1,010,736
12/17	$1,105,627	$1,081,610	$1,011,859
1/18	$1,107,778	$1,071,201	$1,013,068
2/18	$1,106,449	$1,061,044	$1,014,025
3/18	$1,107,790	$1,066,396	$1,015,447
4/18	$1,107,696	$1,059,280	$1,016,775
5/18	$1,110,069	$1,065,057	$1,018,327
6/18	$1,110,561	$1,063,512	$1,020,040
7/18	$1,116,060	$1,065,738	$1,021,638
8/18	$1,118,607	$1,070,989	$1,023,480
9/18	$1,119,767	$1,066,399	$1,025,053
10/18	$1,116,349	$1,057,479	$1,026,825
11/18	$1,115,913	$1,062,235	$1,028,932
12/18	$1,110,386	$1,078,854	$1,030,826
1/19	$1,129,858	$1,093,729	$1,032,858
2/19	$1,140,773	$1,094,921	$1,034,697
3/19	$1,147,355	$1,114,693	$1,037,007
4/19	$1,154,761	$1,116,253	$1,038,958
5/19	$1,158,236	$1,133,352	$1,041,329
6/19	$1,164,004	$1,149,383	$1,043,633
7/19	$1,168,072	$1,152,804	$1,045,525
8/19	$1,171,190	$1,178,889	$1,047,670
9/19	$1,174,255	$1,173,782	$1,049,501
10/19	$1,178,961	$1,177,574	$1,051,519
11/19	$1,182,653	$1,177,339	$1,052,831
12/19	$1,188,748	$1,179,093	$1,054,334
1/20	$1,196,476	$1,200,255	$1,055,742
2/20	$1,193,261	$1,218,227	$1,057,303
3/20	$1,079,241	$1,194,431	$1,060,391
4/20	$1,107,450	$1,218,357	$1,060,474
5/20	$1,127,166	$1,229,736	$1,060,491
6/20	$1,150,277	$1,239,997	$1,060,628
7/20	$1,165,040	$1,261,779	$1,060,838
8/20	$1,178,484	$1,254,503	$1,060,919
9/20	$1,182,852	$1,252,242	$1,061,045
10/20	$1,191,239	$1,247,766	$1,061,155
11/20	$1,223,556	$1,264,049	$1,061,249
12/20	$1,237,681	$1,268,414	$1,061,367
1/21	$1,249,880	$1,260,441	$1,061,467
2/21	$1,258,560	$1,244,178	$1,061,557
3/21	$1,266,123	$1,229,699	$1,061,633
4/21	$1,271,251	$1,240,039	$1,061,649
5/21	$1,276,083	$1,244,769	$1,061,671
6/21	$1,280,420	$1,253,843	$1,061,632
7/21	$1,282,802	$1,266,434	$1,061,686
8/21	$1,284,520	$1,265,588	$1,061,728
9/21	$1,288,287	$1,254,781	$1,061,786
10/21	$1,286,315	$1,253,755	$1,061,742
11/21	$1,279,960	$1,255,270	$1,061,813
12/21	$1,284,853	$1,254,423	$1,061,889
1/22	$1,275,658	$1,226,921	$1,061,841
2/22	$1,264,106	$1,210,193	$1,061,977
3/22	$1,252,493	$1,177,725	$1,062,304
4/22	$1,241,721	$1,133,799	$1,062,454
5/22	$1,240,447	$1,140,037	$1,063,186
6/22	$1,213,915	$1,117,257	$1,063,417
7/22	$1,236,212	$1,145,347	$1,063,962
8/22	$1,231,807	$1,115,572	$1,065,680
9/22	$1,210,041	$1,067,509	$1,068,332
10/22	$1,211,615	$1,055,796	$1,070,008
11/22	$1,233,783	$1,095,163	$1,073,459
12/22	$1,238,645	$1,091,443	$1,077,344
1/23	$1,271,208	$1,125,300	$1,080,718
2/23	$1,265,157	$1,097,650	$1,084,245
3/23	$1,270,607	$1,123,400	$1,088,909
4/23	$1,271,598	$1,130,262	$1,092,336
5/23	$1,271,075	$1,118,544	$1,096,615
6/23	$1,281,073	$1,116,806	$1,101,633
7/23	$1,289,639	$1,117,916	$1,106,020
8/23	$1,292,830	$1,111,184	$1,111,014
9/23	$1,285,180	$1,084,688	$1,116,105
10/23	$1,277,463	$1,068,376	$1,121,090
11/23	$1,315,130	$1,116,458	$1,126,123
12/23	$1,346,401	$1,158,821	$1,131,372
1/24	$1,357,166	$1,156,048	$1,136,207
2/24	$1,354,046	$1,142,187	$1,140,862
3/24	$1,367,980	$1,153,402	$1,145,985
4/24	$1,357,337	$1,126,449	$1,150,902
5/24	$1,374,296	$1,145,121	$1,156,425
6/24	$1,382,705	$1,155,589	$1,161,141
7/24	$1,406,582	$1,181,818	$1,166,342
8/24	$1,425,659	$1,199,216	$1,171,921
9/24	$1,441,850	$1,215,664	$1,177,005
10/24	$1,424,814	$1,188,053	$1,181,476
11/24	$1,439,916	$1,200,578	$1,185,990
12/24	$1,434,275	$1,182,446	$1,190,786
1/25	$1,447,250	$1,189,571	$1,195,169
2/25	$1,466,004	$1,214,166	$1,198,965
3/25	$1,464,239	$1,213,876	$1,202,968
4/25	$1,470,304	$1,218,164	$1,207,107
5/25	$1,478,674	$1,211,985	$1,211,495
6/25	$1,497,913	$1,230,868	$1,215,479
7/25	$1,502,330	$1,229,111	$1,219,674
8/25	$1,519,864	$1,243,874	$1,224,467
9/25	$1,531,288	$1,257,054	$1,228,567
10/25	$1,536,473	$1,265,355	$1,232,810
11/25	$1,546,793	$1,272,986	$1,236,226
12/25	$1,552,458	$1,272,105	$1,240,534

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	8.24%	4.63%	4.49%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 782,750,863
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,164,122
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$782,750,863
# of Portfolio Holdings	424
Portfolio Turnover Rate	394%
Total Advisory Fees Paid	$2,164,122

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.6%
Senior Floating-Rate Loans	4.5%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	5.8%
Short-Term Investments	11.5%
Asset-Backed Securities	11.5%
U.S. Treasury Obligations	14.0%
U.S. Government Agency Mortgage-Backed Securities	18.7%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	5.2%
Not Rated	7.3%
CCC	0.7%
B	7.6%
BB	10.7%
BBB	24.0%
A	5.3%
AA	34.3%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000213138
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class R6
Trading Symbol	CUBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations were a contributor to performance, led by exposure to 30-year fixed-rate passthrough agency residential mortgage‑backed securities

↑ The Fund's allocations to asset-backed securities and commercial mortgage-backed securities also contributed positively to returns relative to the Index during the period

↑ The Fund’s allocations to both investment-grade (IG) and high-yield corporate credit helped performance, with financials being the primary driver in IG credit

↓ The Fund’s exposure to floating-rate loans was the sole sector detracting from performance, as the asset class underperformed other areas of corporate credit

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/15	$5,000,000	$5,000,000	$5,000,000
1/16	$4,976,540	$5,055,195	$5,000,152
2/16	$4,955,678	$5,091,105	$5,001,370
3/16	$5,036,852	$5,153,498	$5,003,659
4/16	$5,111,953	$5,188,610	$5,005,007
5/16	$5,144,951	$5,192,663	$5,005,398
6/16	$5,164,729	$5,284,079	$5,007,282
7/16	$5,223,211	$5,327,621	$5,008,731
8/16	$5,257,477	$5,333,368	$5,009,623
9/16	$5,283,430	$5,334,636	$5,012,094
10/16	$5,302,219	$5,299,245	$5,013,347
11/16	$5,313,569	$5,180,132	$5,014,224
12/16	$5,336,745	$5,195,521	$5,016,354
1/17	$5,364,737	$5,213,851	$5,018,572
2/17	$5,389,149	$5,254,080	$5,020,651
3/17	$5,402,228	$5,252,319	$5,021,521
4/17	$5,422,192	$5,295,899	$5,024,890
5/17	$5,445,416	$5,336,759	$5,027,426
6/17	$5,467,804	$5,332,234	$5,031,658
7/17	$5,484,079	$5,358,794	$5,035,940
8/17	$5,490,039	$5,405,027	$5,040,658
9/17	$5,494,932	$5,386,005	$5,044,976
10/17	$5,512,634	$5,392,472	$5,049,483
11/17	$5,516,121	$5,384,312	$5,053,679
12/17	$5,528,136	$5,408,048	$5,059,294
1/18	$5,538,890	$5,356,007	$5,065,338
2/18	$5,532,245	$5,305,221	$5,070,127
3/18	$5,538,952	$5,331,979	$5,077,236
4/18	$5,538,480	$5,296,402	$5,083,873
5/18	$5,550,346	$5,325,285	$5,091,634
6/18	$5,552,805	$5,317,562	$5,100,198
7/18	$5,580,300	$5,328,690	$5,108,191
8/18	$5,593,033	$5,354,943	$5,117,401
9/18	$5,598,836	$5,331,997	$5,125,262
10/18	$5,581,745	$5,287,393	$5,134,124
11/18	$5,579,566	$5,311,173	$5,144,660
12/18	$5,551,929	$5,394,269	$5,154,131
1/19	$5,649,288	$5,468,645	$5,164,290
2/19	$5,703,865	$5,474,605	$5,173,485
3/19	$5,736,773	$5,573,464	$5,185,035
4/19	$5,773,805	$5,581,265	$5,194,788
5/19	$5,792,030	$5,666,762	$5,206,643
6/19	$5,821,008	$5,746,914	$5,218,164
7/19	$5,841,767	$5,764,021	$5,227,627
8/19	$5,861,670	$5,894,445	$5,238,352
9/19	$5,873,529	$5,868,908	$5,247,503
10/19	$5,896,783	$5,887,870	$5,257,597
11/19	$5,915,655	$5,886,693	$5,264,155
12/19	$5,946,616	$5,895,465	$5,271,669
1/20	$5,985,638	$6,001,276	$5,278,712
2/20	$5,969,885	$6,091,134	$5,286,516
3/20	$5,403,718	$5,972,153	$5,301,957
4/20	$5,541,082	$6,091,783	$5,302,370
5/20	$5,640,268	$6,148,680	$5,302,457
6/20	$5,760,552	$6,199,984	$5,303,139
7/20	$5,830,819	$6,308,893	$5,304,189
8/20	$5,902,394	$6,272,513	$5,304,595
9/20	$5,920,633	$6,261,209	$5,305,225
10/20	$5,963,075	$6,238,830	$5,305,776
11/20	$6,125,203	$6,320,243	$5,306,247
12/20	$6,196,494	$6,342,068	$5,306,834
1/21	$6,262,073	$6,302,205	$5,307,334
2/21	$6,301,865	$6,220,888	$5,307,783
3/21	$6,340,154	$6,148,493	$5,308,167
4/21	$6,366,206	$6,200,195	$5,308,247
5/21	$6,390,764	$6,223,844	$5,308,356
6/21	$6,412,661	$6,269,217	$5,308,160
7/21	$6,424,968	$6,332,168	$5,308,428
8/21	$6,434,121	$6,327,941	$5,308,638
9/21	$6,453,359	$6,273,903	$5,308,928
10/21	$6,448,111	$6,268,776	$5,308,711
11/21	$6,416,829	$6,276,348	$5,309,066
12/21	$6,441,883	$6,272,116	$5,309,443
1/22	$6,391,994	$6,134,605	$5,309,204
2/22	$6,338,652	$6,050,966	$5,309,885
3/22	$6,280,823	$5,888,626	$5,311,522
4/22	$6,223,059	$5,668,995	$5,312,269
5/22	$6,217,891	$5,700,187	$5,315,928
6/22	$6,085,235	$5,586,283	$5,317,087
7/22	$6,197,514	$5,726,734	$5,319,812
8/22	$6,180,232	$5,577,860	$5,328,398
9/22	$6,067,300	$5,337,544	$5,341,659
10/22	$6,079,884	$5,278,979	$5,350,042
11/22	$6,187,145	$5,475,814	$5,367,295
12/22	$6,216,845	$5,457,215	$5,386,722
1/23	$6,380,691	$5,626,500	$5,403,591
2/23	$6,350,828	$5,488,248	$5,421,227
3/23	$6,378,699	$5,616,998	$5,444,545
4/23	$6,379,669	$5,651,311	$5,461,682
5/23	$6,377,498	$5,592,720	$5,483,073
6/23	$6,432,913	$5,584,028	$5,508,166
7/23	$6,476,382	$5,589,579	$5,530,099
8/23	$6,492,891	$5,555,919	$5,555,069
9/23	$6,454,977	$5,423,438	$5,580,525
10/23	$6,416,726	$5,341,879	$5,605,451
11/23	$6,606,395	$5,582,290	$5,630,617
12/23	$6,763,874	$5,794,105	$5,656,862
1/24	$6,813,757	$5,780,239	$5,681,035
2/24	$6,803,273	$5,710,937	$5,704,309
3/24	$6,869,000	$5,767,009	$5,729,924
4/24	$6,816,034	$5,632,243	$5,754,510
5/24	$6,906,461	$5,725,605	$5,782,124
6/24	$6,944,316	$5,777,946	$5,805,703
7/24	$7,064,787	$5,909,092	$5,831,709
8/24	$7,161,137	$5,996,080	$5,859,606
9/24	$7,247,360	$6,078,319	$5,885,025
10/24	$7,162,230	$5,940,264	$5,907,380
11/24	$7,233,569	$6,002,890	$5,929,951
12/24	$7,210,987	$5,912,228	$5,953,928
1/25	$7,276,924	$5,947,855	$5,975,847
2/25	$7,371,615	$6,070,831	$5,994,825
3/25	$7,358,237	$6,069,382	$6,014,838
4/25	$7,394,201	$6,090,818	$6,035,533
5/25	$7,431,704	$6,059,927	$6,057,474
6/25	$7,529,259	$6,154,339	$6,077,394
7/25	$7,557,111	$6,145,554	$6,098,371
8/25	$7,645,805	$6,219,372	$6,122,334
9/25	$7,703,752	$6,285,268	$6,142,833
10/25	$7,730,320	$6,326,774	$6,164,049
11/25	$7,777,518	$6,364,929	$6,181,128
12/25	$7,811,658	$6,360,523	$6,202,671

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	8.33%	4.74%	4.56%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
Footnote	Description
Footnote[1]	Class R6 performance prior to 5/1/19 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 782,750,863
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 2,164,122
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$782,750,863
# of Portfolio Holdings	424
Portfolio Turnover Rate	394%
Total Advisory Fees Paid	$2,164,122

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.6%
Senior Floating-Rate Loans	4.5%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	5.8%
Short-Term Investments	11.5%
Asset-Backed Securities	11.5%
U.S. Treasury Obligations	14.0%
U.S. Government Agency Mortgage-Backed Securities	18.7%
Corporate Bonds	25.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Ratings Selection [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	5.2%
Not Rated	7.3%
CCC	0.7%
B	7.6%
BB	10.7%
BBB	24.0%
A	5.3%
AA	34.3%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014074
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class A
Trading Symbol	CTTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections in the education sector hurt Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns

↑ Security selections and an overweight exposure to bonds with 12-17 years remaining to maturity helped Fund performance relative to the Index

↑ Security selections within bonds with 4% coupon rates helped Fund performance relative to the Index

↑ Security selections and an overweight exposure to the housing sector contributed to Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
12/15	$10,000	$10,000
1/16	$9,757	$10,119
2/16	$9,724	$10,135
3/16	$9,782	$10,167
4/16	$9,864	$10,242
5/16	$9,902	$10,270
6/16	$10,045	$10,433
7/16	$10,013	$10,440
8/16	$10,040	$10,454
9/16	$9,969	$10,401
10/16	$9,868	$10,292
11/16	$9,482	$9,908
12/16	$9,634	$10,025
1/17	$9,650	$10,091
2/17	$9,698	$10,161
3/17	$9,739	$10,183
4/17	$9,805	$10,257
5/17	$9,958	$10,420
6/17	$9,942	$10,382
7/17	$9,994	$10,466
8/17	$10,059	$10,546
9/17	$10,017	$10,492
10/17	$10,035	$10,518
11/17	$10,008	$10,462
12/17	$10,116	$10,571
1/18	$9,995	$10,447
2/18	$9,968	$10,415
3/18	$10,002	$10,454
4/18	$9,971	$10,416
5/18	$10,065	$10,536
6/18	$10,057	$10,545
7/18	$10,073	$10,570
8/18	$10,082	$10,597
9/18	$10,041	$10,529
10/18	$9,972	$10,464
11/18	$10,070	$10,580
12/18	$10,170	$10,707
1/19	$10,238	$10,787
2/19	$10,292	$10,845
3/19	$10,443	$11,017
4/19	$10,483	$11,058
5/19	$10,629	$11,211
6/19	$10,668	$11,252
7/19	$10,753	$11,343
8/19	$10,943	$11,522
9/19	$10,861	$11,429
10/19	$10,852	$11,450
11/19	$10,863	$11,478
12/19	$10,893	$11,513
1/20	$11,109	$11,720
2/20	$11,266	$11,871
3/20	$10,881	$11,441
4/20	$10,750	$11,297
5/20	$11,098	$11,656
6/20	$11,125	$11,752
7/20	$11,298	$11,950
8/20	$11,223	$11,894
9/20	$11,216	$11,897
10/20	$11,173	$11,861
11/20	$11,326	$12,040
12/20	$11,369	$12,113
1/21	$11,405	$12,191
2/21	$11,193	$11,997
3/21	$11,229	$12,071
4/21	$11,314	$12,172
5/21	$11,343	$12,208
6/21	$11,367	$12,242
7/21	$11,464	$12,344
8/21	$11,426	$12,298
9/21	$11,327	$12,209
10/21	$11,303	$12,174
11/21	$11,388	$12,277
12/21	$11,390	$12,297
1/22	$11,086	$11,961
2/22	$11,022	$11,918
3/22	$10,697	$11,531
4/22	$10,407	$11,212
5/22	$10,516	$11,379
6/22	$10,393	$11,193
7/22	$10,635	$11,488
8/22	$10,417	$11,237
9/22	$10,069	$10,805
10/22	$10,005	$10,715
11/22	$10,434	$11,217
12/22	$10,457	$11,249
1/23	$10,742	$11,572
2/23	$10,495	$11,310
3/23	$10,706	$11,561
4/23	$10,687	$11,535
5/23	$10,577	$11,435
6/23	$10,657	$11,549
7/23	$10,687	$11,595
8/23	$10,564	$11,428
9/23	$10,292	$11,093
10/23	$10,169	$10,999
11/23	$10,784	$11,697
12/23	$11,031	$11,969
1/24	$11,015	$11,908
2/24	$11,021	$11,923
3/24	$11,012	$11,923
4/24	$10,902	$11,775
5/24	$10,872	$11,740
6/24	$11,051	$11,920
7/24	$11,159	$12,029
8/24	$11,252	$12,124
9/24	$11,361	$12,244
10/24	$11,178	$12,065
11/24	$11,360	$12,274
12/24	$11,213	$12,095
1/25	$11,242	$12,156
2/25	$11,375	$12,276
3/25	$11,168	$12,068
4/25	$11,124	$11,971
5/25	$11,071	$11,978
6/25	$11,153	$12,053
7/25	$11,100	$12,029
8/25	$11,197	$12,133
9/25	$11,459	$12,414
10/25	$11,624	$12,568
11/25	$11,662	$12,597
12/25	$11,684	$12,608

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	4.21%	0.55%	1.90%
Class A with 3.25% Maximum Sales Charge	0.84%	(0.12)%	1.57%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 411,486,803
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 816,597
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$411,486,803
# of Portfolio Holdings	267
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$816,597

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Bond Bank	3.1%
Transportation	5.2%
Special Tax Revenue	5.2%
Lease Rev./Cert. of Participation	5.8%
Education	6.3%
Electric Utilities	6.3%
Hospital	8.0%
Other Revenue	8.7%
Water and Sewer	8.7%
General Obligations	18.7%
Housing	21.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	2.7%
BBB	7.9%
A	21.1%
AA	51.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160651
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class C
Trading Symbol	CTTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections in the education sector hurt Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns

↑ Security selections and an overweight exposure to bonds with 12-17 years remaining to maturity helped Fund performance relative to the Index

↑ Security selections within bonds with 4% coupon rates helped Fund performance relative to the Index

↑ Security selections and an overweight exposure to the housing sector contributed to Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
12/15	$10,000	$10,000
1/16	$10,073	$10,119
2/16	$10,036	$10,135
3/16	$10,090	$10,167
4/16	$10,168	$10,242
5/16	$10,202	$10,270
6/16	$10,337	$10,433
7/16	$10,298	$10,440
8/16	$10,322	$10,454
9/16	$10,242	$10,401
10/16	$10,132	$10,292
11/16	$9,733	$9,908
12/16	$9,875	$10,025
1/17	$9,892	$10,091
2/17	$9,934	$10,161
3/17	$9,971	$10,183
4/17	$10,032	$10,257
5/17	$10,176	$10,420
6/17	$10,161	$10,382
7/17	$10,208	$10,466
8/17	$10,262	$10,546
9/17	$10,219	$10,492
10/17	$10,232	$10,518
11/17	$10,191	$10,462
12/17	$10,295	$10,571
1/18	$10,165	$10,447
2/18	$10,132	$10,415
3/18	$10,160	$10,454
4/18	$10,122	$10,416
5/18	$10,211	$10,536
6/18	$10,203	$10,545
7/18	$10,213	$10,570
8/18	$10,216	$10,597
9/18	$10,163	$10,529
10/18	$10,086	$10,464
11/18	$10,179	$10,580
12/18	$10,275	$10,707
1/19	$10,336	$10,787
2/19	$10,384	$10,845
3/19	$10,530	$11,017
4/19	$10,564	$11,058
5/19	$10,704	$11,211
6/19	$10,737	$11,252
7/19	$10,816	$11,343
8/19	$10,999	$11,522
9/19	$10,911	$11,429
10/19	$10,894	$11,450
11/19	$10,898	$11,478
12/19	$10,921	$11,513
1/20	$11,131	$11,720
2/20	$11,282	$11,871
3/20	$10,890	$11,441
4/20	$10,752	$11,297
5/20	$11,093	$11,656
6/20	$11,113	$11,752
7/20	$11,279	$11,950
8/20	$11,197	$11,894
9/20	$11,183	$11,897
10/20	$11,133	$11,861
11/20	$11,278	$12,040
12/20	$11,314	$12,113
1/21	$11,343	$12,191
2/21	$11,126	$11,997
3/21	$11,154	$12,071
4/21	$11,231	$12,172
5/21	$11,254	$12,208
6/21	$11,277	$12,242
7/21	$11,359	$12,344
8/21	$11,314	$12,298
9/21	$11,210	$12,209
10/21	$11,178	$12,174
11/21	$11,255	$12,277
12/21	$11,250	$12,297
1/22	$10,942	$11,961
2/22	$10,873	$11,918
3/22	$10,546	$11,531
4/22	$10,254	$11,212
5/22	$10,354	$11,379
6/22	$10,227	$11,193
7/22	$10,458	$11,488
8/22	$10,237	$11,237
9/22	$9,889	$10,805
10/22	$9,827	$10,715
11/22	$10,235	$11,217
12/22	$10,250	$11,249
1/23	$10,523	$11,572
2/23	$10,276	$11,310
3/23	$10,476	$11,561
4/23	$10,451	$11,535
5/23	$10,337	$11,435
6/23	$10,408	$11,549
7/23	$10,431	$11,595
8/23	$10,304	$11,428
9/23	$10,032	$11,093
10/23	$9,906	$10,999
11/23	$10,499	$11,697
12/23	$10,733	$11,969
1/24	$10,710	$11,908
2/24	$10,710	$11,923
3/24	$10,694	$11,923
4/24	$10,581	$11,775
5/24	$10,545	$11,740
6/24	$10,712	$11,920
7/24	$10,809	$12,029
8/24	$10,893	$12,124
9/24	$10,992	$12,244
10/24	$10,808	$12,065
11/24	$10,977	$12,274
12/24	$10,828	$12,095
1/25	$10,849	$12,156
2/25	$10,972	$12,276
3/25	$10,765	$12,068
4/25	$10,715	$11,971
5/25	$10,658	$11,978
6/25	$10,730	$12,053
7/25	$10,672	$12,029
8/25	$10,759	$12,133
9/25	$11,004	$12,414
10/25	$11,155	$12,568
11/25	$11,185	$12,597
12/25	$11,200	$12,608

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.43%	(0.20)%	1.14%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.43%	(0.20)%	1.14%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 411,486,803
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 816,597
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$411,486,803
# of Portfolio Holdings	267
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$816,597

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Bond Bank	3.1%
Transportation	5.2%
Special Tax Revenue	5.2%
Lease Rev./Cert. of Participation	5.8%
Education	6.3%
Electric Utilities	6.3%
Hospital	8.0%
Other Revenue	8.7%
Water and Sewer	8.7%
General Obligations	18.7%
Housing	21.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	2.7%
BBB	7.9%
A	21.1%
AA	51.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160653
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class I
Trading Symbol	CTTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An out-of-Index allocation to taxable municipal bonds contributed to Index-relative returns

↑ Security selections and an overweight exposure to bonds with 12-17 years remaining to maturity helped Fund performance relative to the Index

↑ Security selections within bonds with 4% coupon rates helped Fund performance relative to the Index

↑ Security selections and an overweight exposure to the housing sector contributed to Index-relative performance during the period

↓ Security selections in bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections in the education sector hurt Index-relative returns

↓ Security selections in AAA rated bonds detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
12/15	$1,000,000	$1,000,000
1/16	$1,008,094	$1,011,932
2/16	$1,005,004	$1,013,524
3/16	$1,011,288	$1,016,734
4/16	$1,020,026	$1,024,210
5/16	$1,024,337	$1,026,980
6/16	$1,039,385	$1,043,318
7/16	$1,036,403	$1,043,955
8/16	$1,039,464	$1,045,364
9/16	$1,032,428	$1,040,146
10/16	$1,022,199	$1,029,234
11/16	$983,281	$990,848
12/16	$998,650	$1,002,481
1/17	$1,000,604	$1,009,090
2/17	$1,006,437	$1,016,097
3/17	$1,010,368	$1,018,303
4/17	$1,017,476	$1,025,692
5/17	$1,033,653	$1,041,970
6/17	$1,032,336	$1,038,233
7/17	$1,038,146	$1,046,633
8/17	$1,045,221	$1,054,598
9/17	$1,041,828	$1,049,236
10/17	$1,043,875	$1,051,797
11/17	$1,040,606	$1,046,165
12/17	$1,052,044	$1,057,100
1/18	$1,039,722	$1,044,655
2/18	$1,037,140	$1,041,533
3/18	$1,040,883	$1,045,378
4/18	$1,038,547	$1,041,647
5/18	$1,048,515	$1,053,575
6/18	$1,047,910	$1,054,474
7/18	$1,050,439	$1,057,033
8/18	$1,051,647	$1,059,748
9/18	$1,047,612	$1,052,887
10/18	$1,039,905	$1,046,403
11/18	$1,051,062	$1,057,985
12/18	$1,061,669	$1,070,652
1/19	$1,068,922	$1,078,746
2/19	$1,074,857	$1,084,522
3/19	$1,090,917	$1,101,665
4/19	$1,095,426	$1,105,806
5/19	$1,110,813	$1,121,051
6/19	$1,115,197	$1,125,190
7/19	$1,124,310	$1,134,258
8/19	$1,144,320	$1,152,150
9/19	$1,136,041	$1,142,914
10/19	$1,135,981	$1,144,962
11/19	$1,136,658	$1,147,826
12/19	$1,140,043	$1,151,330
1/20	$1,162,844	$1,172,016
2/20	$1,179,512	$1,187,129
3/20	$1,139,588	$1,144,069
4/20	$1,126,082	$1,129,710
5/20	$1,162,751	$1,165,648
6/20	$1,166,470	$1,175,242
7/20	$1,184,086	$1,195,035
8/20	$1,177,224	$1,189,428
9/20	$1,176,000	$1,189,681
10/20	$1,171,800	$1,186,107
11/20	$1,188,003	$1,204,006
12/20	$1,193,503	$1,211,341
1/21	$1,196,846	$1,219,060
2/21	$1,174,867	$1,199,691
3/21	$1,179,621	$1,207,089
4/21	$1,188,719	$1,217,214
5/21	$1,192,062	$1,220,846
6/21	$1,194,771	$1,224,198
7/21	$1,204,531	$1,234,351
8/21	$1,200,779	$1,229,821
9/21	$1,190,668	$1,220,946
10/21	$1,188,323	$1,217,376
11/21	$1,197,480	$1,227,739
12/21	$1,198,022	$1,229,720
1/22	$1,166,304	$1,196,059
2/22	$1,160,582	$1,191,774
3/22	$1,125,990	$1,153,140
4/22	$1,095,810	$1,121,245
5/22	$1,107,432	$1,137,901
6/22	$1,094,030	$1,119,264
7/22	$1,120,393	$1,148,837
8/22	$1,097,718	$1,123,659
9/22	$1,060,668	$1,080,532
10/22	$1,054,922	$1,071,546
11/22	$1,100,244	$1,121,666
12/22	$1,102,844	$1,124,877
1/23	$1,133,105	$1,157,189
2/23	$1,107,352	$1,131,023
3/23	$1,129,805	$1,156,117
4/23	$1,128,080	$1,153,476
5/23	$1,116,739	$1,143,481
6/23	$1,125,403	$1,154,935
7/23	$1,128,799	$1,159,504
8/23	$1,116,021	$1,142,811
9/23	$1,087,629	$1,109,317
10/23	$1,074,126	$1,099,877
11/23	$1,139,999	$1,169,699
12/23	$1,166,281	$1,196,885
1/24	$1,164,803	$1,190,772
2/24	$1,165,653	$1,192,301
3/24	$1,164,944	$1,192,264
4/24	$1,153,654	$1,177,498
5/24	$1,150,682	$1,174,044
6/24	$1,169,111	$1,192,039
7/24	$1,181,463	$1,202,904
8/24	$1,191,608	$1,212,391
9/24	$1,203,363	$1,224,374
10/24	$1,184,276	$1,206,521
11/24	$1,203,790	$1,227,363
12/24	$1,188,500	$1,209,494
1/25	$1,191,832	$1,215,556
2/25	$1,206,163	$1,227,608
3/25	$1,183,718	$1,206,803
4/25	$1,179,244	$1,197,081
5/25	$1,174,708	$1,197,849
6/25	$1,183,676	$1,205,307
7/25	$1,178,302	$1,202,872
8/25	$1,188,012	$1,213,327
9/25	$1,216,857	$1,241,426
10/25	$1,234,565	$1,256,823
11/25	$1,238,863	$1,259,706
12/25	$1,241,592	$1,260,840

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	4.47%	0.79%	2.19%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 411,486,803
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 816,597
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$411,486,803
# of Portfolio Holdings	267
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$816,597

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.0%
Bond Bank	3.1%
Transportation	5.2%
Special Tax Revenue	5.2%
Lease Rev./Cert. of Participation	5.8%
Education	6.3%
Electric Utilities	6.3%
Hospital	8.0%
Other Revenue	8.7%
Water and Sewer	8.7%
General Obligations	18.7%
Housing	21.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Ratings Selection [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	2.7%
BBB	7.9%
A	21.1%
AA	51.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241884
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class A
Trading Symbol	CMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.14%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the information technology sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the health care and financials sectors also detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc. hurt returns as higher costs, increased leverage from a recent acquisition and weaker pricing pressured shares

↓ An overweight in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Security selections in the consumer staples sector contributed to returns relative to the Index during the period

↑ Security selections and underweight exposure to real estate sector and a lack of exposure to the poor-performing energy sector helped Index-relative returns

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An overweight position in Woodward, Inc., aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2500™ Index
12/15	$9,475	$10,000	$10,000
1/16	$8,922	$9,436	$9,203
2/16	$9,024	$9,433	$9,267
3/16	$9,708	$10,097	$10,039
4/16	$9,645	$10,159	$10,187
5/16	$9,887	$10,341	$10,402
6/16	$9,876	$10,362	$10,398
7/16	$10,155	$10,774	$10,940
8/16	$10,244	$10,801	$11,027
9/16	$10,209	$10,818	$11,080
10/16	$9,946	$10,584	$10,631
11/16	$10,657	$11,058	$11,535
12/16	$10,938	$11,274	$11,759
1/17	$11,011	$11,486	$11,922
2/17	$11,327	$11,913	$12,209
3/17	$11,399	$11,921	$12,201
4/17	$11,467	$12,047	$12,295
5/17	$11,399	$12,171	$12,157
6/17	$11,648	$12,280	$12,461
7/17	$11,760	$12,512	$12,590
8/17	$11,603	$12,536	$12,486
9/17	$12,075	$12,842	$13,052
10/17	$12,180	$13,122	$13,254
11/17	$12,594	$13,521	$13,690
12/17	$12,620	$13,656	$13,736
1/18	$12,970	$14,375	$14,155
2/18	$12,498	$13,846	$13,573
3/18	$12,653	$13,568	$13,703
4/18	$12,698	$13,619	$13,735
5/18	$13,359	$14,004	$14,381
6/18	$13,515	$14,095	$14,485
7/18	$13,771	$14,563	$14,765
8/18	$14,221	$15,074	$15,399
9/18	$14,204	$15,099	$15,165
10/18	$12,959	$13,988	$13,626
11/18	$13,315	$14,268	$13,883
12/18	$11,995	$12,940	$12,362
1/19	$13,157	$14,051	$13,785
2/19	$13,871	$14,545	$14,436
3/19	$13,841	$14,757	$14,317
4/19	$14,398	$15,346	$14,819
5/19	$13,829	$14,353	$13,765
6/19	$14,749	$15,361	$14,741
7/19	$14,991	$15,590	$14,894
8/19	$14,698	$15,272	$14,299
9/19	$14,722	$15,540	$14,552
10/19	$14,716	$15,875	$14,831
11/19	$15,187	$16,478	$15,467
12/19	$15,368	$16,954	$15,794
1/20	$15,255	$16,935	$15,474
2/20	$13,996	$15,549	$14,176
3/20	$11,548	$13,410	$11,100
4/20	$12,813	$15,187	$12,715
5/20	$13,534	$15,999	$13,654
6/20	$13,617	$16,364	$14,049
7/20	$14,293	$17,294	$14,608
8/20	$14,845	$18,546	$15,270
9/20	$14,206	$17,871	$14,875
10/20	$14,519	$17,485	$15,144
11/20	$16,121	$19,613	$17,611
12/20	$17,337	$20,495	$18,952
1/21	$17,149	$20,404	$19,416
2/21	$18,158	$21,042	$20,683
3/21	$18,776	$21,796	$21,023
4/21	$19,486	$22,919	$21,863
5/21	$19,512	$23,024	$21,908
6/21	$19,532	$23,592	$22,167
7/21	$19,629	$23,991	$21,779
8/21	$19,688	$24,675	$22,273
9/21	$18,933	$23,568	$21,573
10/21	$19,903	$25,161	$22,631
11/21	$19,323	$24,778	$21,687
12/21	$20,610	$25,754	$22,398
1/22	$19,152	$24,239	$20,534
2/22	$19,678	$23,628	$20,765
3/22	$19,537	$24,395	$21,095
4/22	$18,102	$22,206	$19,298
5/22	$17,665	$22,176	$19,363
6/22	$16,511	$20,321	$17,513
7/22	$17,917	$22,227	$19,325
8/22	$17,037	$21,397	$18,811
9/22	$15,639	$19,413	$17,019
10/22	$17,133	$21,005	$18,652
11/22	$17,732	$22,102	$19,440
12/22	$17,088	$20,808	$18,284
1/23	$18,546	$22,241	$20,112
2/23	$18,414	$21,721	$19,640
3/23	$18,275	$22,302	$18,903
4/23	$18,313	$22,539	$18,657
5/23	$17,546	$22,627	$18,330
6/23	$18,624	$24,172	$19,891
7/23	$19,190	$25,039	$20,880
8/23	$18,577	$24,555	$20,060
9/23	$17,461	$23,386	$18,940
10/23	$16,584	$22,766	$17,790
11/23	$18,104	$24,888	$19,391
12/23	$19,386	$26,209	$21,469
1/24	$19,066	$26,499	$20,908
2/24	$19,979	$27,933	$22,045
3/24	$20,705	$28,835	$22,955
4/24	$19,386	$27,566	$21,417
5/24	$19,956	$28,868	$22,308
6/24	$19,737	$29,762	$21,973
7/24	$20,720	$30,315	$23,606
8/24	$21,165	$30,975	$23,545
9/24	$21,290	$31,616	$23,896
10/24	$20,775	$31,384	$23,674
11/24	$22,945	$33,471	$26,004
12/24	$21,373	$32,448	$24,044
1/25	$21,965	$33,473	$24,897
2/25	$21,273	$32,831	$23,728
3/25	$20,456	$30,916	$22,241
4/25	$19,697	$30,709	$21,782
5/25	$20,648	$32,655	$23,085
6/25	$20,873	$34,314	$24,150
7/25	$20,648	$35,070	$24,617
8/25	$21,465	$35,881	$25,909
9/25	$20,764	$37,120	$26,324
10/25	$20,289	$37,915	$26,500
11/25	$20,389	$38,019	$26,885
12/25	$20,182	$38,012	$26,907

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	(5.59)%	3.08%	7.85%
Class A with 5.25% Maximum Sales Charge	(10.55)%	1.97%	7.27%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2500™ Index	11.91%	7.26%	10.40%
Footnote	Description
Footnote[1]	Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 206,228,363
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 346,324
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,228,363
# of Portfolio Holdings	77
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$346,324

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.6%
Consumer Staples	3.3%
Materials	5.5%
Real Estate	6.0%
Health Care	8.7%
Information Technology	10.1%
Consumer Discretionary	17.7%
Financials	20.2%
Industrials	26.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.3%
Donaldson Co., Inc.	2.7%
Wyndham Hotels & Resorts, Inc.	2.6%
Performance Food Group Co.	2.3%
Burlington Stores, Inc.	2.2%
Franklin Electric Co., Inc.	2.2%
Dorman Products, Inc.	2.2%
Aramark	2.2%
A.O. Smith Corp.	2.1%
Steven Madden Ltd.	2.1%
Total	23.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

As of the close of business on September 12, 2025, the Fund acquired the net assets of Calvert Mid-Cap Fund, pursuant to a plan of reorganization approved by the Board of Directors of Calvert Mid-Cap Fund. The purpose of the transaction was to combine two funds managed by Calvert Research and Management with substantially similar investment objectives and policies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000241883
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class C
Trading Symbol	CMPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.89%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the information technology sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the health care and financials sectors also detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc. hurt returns as higher costs, increased leverage from a recent acquisition and weaker pricing pressured shares

↓ An overweight in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Security selections in the consumer staples sector contributed to returns relative to the Index during the period

↑ Security selections and underweight exposure to real estate sector and a lack of exposure to the poor-performing energy sector helped Index-relative returns

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An overweight position in Woodward, Inc., aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Russell 3000® Index	Russell 2500™ Index
12/15	$10,000	$10,000	$10,000
1/16	$9,410	$9,436	$9,203
2/16	$9,510	$9,433	$9,267
3/16	$10,223	$10,097	$10,039
4/16	$10,145	$10,159	$10,187
5/16	$10,401	$10,341	$10,402
6/16	$10,383	$10,362	$10,398
7/16	$10,669	$10,774	$10,940
8/16	$10,750	$10,801	$11,027
9/16	$10,709	$10,818	$11,080
10/16	$10,429	$10,584	$10,631
11/16	$11,162	$11,058	$11,535
12/16	$11,457	$11,274	$11,759
1/17	$11,523	$11,486	$11,922
2/17	$11,846	$11,913	$12,209
3/17	$11,912	$11,921	$12,201
4/17	$11,978	$12,047	$12,295
5/17	$11,900	$12,171	$12,157
6/17	$12,152	$12,280	$12,461
7/17	$12,258	$12,512	$12,590
8/17	$12,088	$12,536	$12,486
9/17	$12,574	$12,842	$13,052
10/17	$12,677	$13,122	$13,254
11/17	$13,096	$13,521	$13,690
12/17	$13,113	$13,656	$13,736
1/18	$13,470	$14,375	$14,155
2/18	$12,970	$13,846	$13,573
3/18	$13,126	$13,568	$13,703
4/18	$13,165	$13,619	$13,735
5/18	$13,839	$14,004	$14,381
6/18	$13,995	$14,095	$14,485
7/18	$14,247	$14,563	$14,765
8/18	$14,701	$15,074	$15,399
9/18	$14,675	$15,099	$15,165
10/18	$13,385	$13,988	$13,626
11/18	$13,742	$14,268	$13,883
12/18	$12,371	$12,940	$12,362
1/19	$13,556	$14,051	$13,785
2/19	$14,291	$14,545	$14,436
3/19	$14,248	$14,757	$14,317
4/19	$14,812	$15,346	$14,819
5/19	$14,220	$14,353	$13,765
6/19	$15,155	$15,361	$14,741
7/19	$15,397	$15,590	$14,894
8/19	$15,087	$15,272	$14,299
9/19	$15,102	$15,540	$14,552
10/19	$15,087	$15,875	$14,831
11/19	$15,557	$16,478	$15,467
12/19	$15,728	$16,954	$15,794
1/20	$15,608	$16,935	$15,474
2/20	$14,308	$15,549	$14,176
3/20	$11,800	$13,410	$11,100
4/20	$13,084	$15,187	$12,715
5/20	$13,812	$15,999	$13,654
6/20	$13,888	$16,364	$14,049
7/20	$14,571	$17,294	$14,608
8/20	$15,120	$18,546	$15,270
9/20	$14,460	$17,871	$14,875
10/20	$14,771	$17,485	$15,144
11/20	$16,388	$19,613	$17,611
12/20	$17,615	$20,495	$18,952
1/21	$17,413	$20,404	$19,416
2/21	$18,423	$21,042	$20,683
3/21	$19,045	$21,796	$21,023
4/21	$19,752	$22,919	$21,863
5/21	$19,759	$23,024	$21,908
6/21	$19,767	$23,592	$22,167
7/21	$19,860	$23,991	$21,779
8/21	$19,899	$24,675	$22,273
9/21	$19,130	$23,568	$21,573
10/21	$20,093	$25,161	$22,631
11/21	$19,503	$24,778	$21,687
12/21	$20,789	$25,754	$22,398
1/22	$19,304	$24,239	$20,534
2/22	$19,820	$23,628	$20,765
3/22	$19,666	$24,395	$21,095
4/22	$18,208	$22,206	$19,298
5/22	$17,765	$22,176	$19,363
6/22	$16,588	$20,321	$17,513
7/22	$17,991	$22,227	$19,325
8/22	$17,095	$21,397	$18,811
9/22	$15,682	$19,413	$17,019
10/22	$17,167	$21,005	$18,652
11/22	$17,756	$22,102	$19,440
12/22	$17,103	$20,808	$18,284
1/23	$18,552	$22,241	$20,112
2/23	$18,408	$21,721	$19,640
3/23	$18,254	$22,302	$18,903
4/23	$18,283	$22,539	$18,657
5/23	$17,506	$22,627	$18,330
6/23	$18,571	$24,172	$19,891
7/23	$19,118	$25,039	$20,880
8/23	$18,494	$24,555	$20,060
9/23	$17,372	$23,386	$18,940
10/23	$16,489	$22,766	$17,790
11/23	$17,995	$24,888	$19,391
12/23	$19,255	$26,209	$21,469
1/24	$18,926	$26,499	$20,908
2/24	$19,816	$27,933	$22,045
3/24	$20,522	$28,835	$22,955
4/24	$19,207	$27,566	$21,417
5/24	$19,758	$28,868	$22,308
6/24	$19,526	$29,762	$21,973
7/24	$20,483	$30,315	$23,606
8/24	$20,909	$30,975	$23,545
9/24	$21,025	$31,616	$23,896
10/24	$20,503	$31,384	$23,674
11/24	$22,630	$33,471	$26,004
12/24	$21,068	$32,448	$24,044
1/25	$21,635	$33,473	$24,897
2/25	$20,942	$32,831	$23,728
3/25	$20,123	$30,916	$22,241
4/25	$19,367	$30,709	$21,782
5/25	$20,280	$32,655	$23,085
6/25	$20,501	$34,314	$24,150
7/25	$20,259	$35,070	$24,617
8/25	$21,047	$35,881	$25,909
9/25	$20,354	$37,120	$26,324
10/25	$19,871	$37,915	$26,500
11/25	$19,955	$38,019	$26,885
12/25	$19,739	$38,012	$26,907

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(6.31)%	2.30%	7.03%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(7.20)%	2.30%	7.03%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2500™ Index	11.91%	7.26%	10.40%
Footnote	Description
Footnote[1]	Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 206,228,363
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 346,324
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,228,363
# of Portfolio Holdings	77
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$346,324

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.6%
Consumer Staples	3.3%
Materials	5.5%
Real Estate	6.0%
Health Care	8.7%
Information Technology	10.1%
Consumer Discretionary	17.7%
Financials	20.2%
Industrials	26.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.3%
Donaldson Co., Inc.	2.7%
Wyndham Hotels & Resorts, Inc.	2.6%
Performance Food Group Co.	2.3%
Burlington Stores, Inc.	2.2%
Franklin Electric Co., Inc.	2.2%
Dorman Products, Inc.	2.2%
Aramark	2.2%
A.O. Smith Corp.	2.1%
Steven Madden Ltd.	2.1%
Total	23.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

As of the close of business on September 12, 2025, the Fund acquired the net assets of Calvert Mid-Cap Fund, pursuant to a plan of reorganization approved by the Board of Directors of Calvert Mid-Cap Fund. The purpose of the transaction was to combine two funds managed by Calvert Research and Management with substantially similar investment objectives and policies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000241882
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class I
Trading Symbol	CMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.89%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the information technology sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the health care and financials sectors also detracted from performance relative to the Index during the period

↓ An overweight position in CBIZ, Inc. hurt returns as higher costs, increased leverage from a recent acquisition and weaker pricing pressured shares

↓ An overweight in AptarGroup, Inc. hurt returns as management warning of headwinds in pharmaceuticals and European cough/cold markets distressed investors

↑ Security selections in the consumer staples sector contributed to returns relative to the Index during the period

↑ Security selections and underweight exposure to real estate sector and a lack of exposure to the poor-performing energy sector helped Index-relative returns

↑ An overweight position in ESCO Technologies Inc. benefitted from increased defense spending and growing naval offerings through strategic acquisitions

↑ An overweight position in Woodward, Inc., aided returns as shares rose on earnings from government aerospace and defense spending. The stock was sold by period end

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Russell 3000® Index	Russell 2500™ Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$941,473	$943,575	$920,263
2/16	$952,573	$943,271	$926,728
3/16	$1,024,723	$1,009,683	$1,003,927
4/16	$1,018,163	$1,015,940	$1,018,733
5/16	$1,044,400	$1,034,116	$1,040,211
6/16	$1,043,271	$1,036,242	$1,039,794
7/16	$1,073,300	$1,077,368	$1,094,022
8/16	$1,082,620	$1,080,116	$1,102,746
9/16	$1,078,996	$1,081,814	$1,108,033
10/16	$1,051,555	$1,058,408	$1,063,060
11/16	$1,126,629	$1,105,774	$1,153,495
12/16	$1,156,900	$1,127,351	$1,175,890
1/17	$1,164,986	$1,148,570	$1,192,207
2/17	$1,198,410	$1,191,287	$1,220,928
3/17	$1,206,496	$1,192,098	$1,220,061
4/17	$1,214,044	$1,204,734	$1,229,474
5/17	$1,207,036	$1,217,063	$1,215,729
6/17	$1,233,451	$1,228,046	$1,246,103
7/17	$1,245,650	$1,251,201	$1,259,007
8/17	$1,229,289	$1,253,612	$1,248,559
9/17	$1,279,464	$1,284,185	$1,305,186
10/17	$1,290,917	$1,312,208	$1,325,416
11/17	$1,335,093	$1,352,054	$1,368,958
12/17	$1,337,733	$1,365,567	$1,373,565
1/18	$1,375,839	$1,437,547	$1,415,457
2/18	$1,325,609	$1,384,560	$1,357,251
3/18	$1,342,352	$1,356,766	$1,370,279
4/18	$1,347,548	$1,361,923	$1,373,525
5/18	$1,417,986	$1,400,370	$1,438,113
6/18	$1,434,729	$1,409,528	$1,448,505
7/18	$1,461,865	$1,456,305	$1,476,531
8/18	$1,510,363	$1,507,447	$1,539,863
9/18	$1,508,630	$1,509,942	$1,516,533
10/18	$1,376,993	$1,398,761	$1,362,569
11/18	$1,414,521	$1,426,776	$1,388,304
12/18	$1,275,193	$1,293,987	$1,236,179
1/19	$1,398,760	$1,405,055	$1,378,499
2/19	$1,475,284	$1,454,470	$1,443,603
3/19	$1,472,148	$1,475,708	$1,431,713
4/19	$1,531,109	$1,534,635	$1,481,882
5/19	$1,471,521	$1,435,326	$1,376,451
6/19	$1,569,999	$1,536,139	$1,474,104
7/19	$1,595,716	$1,558,974	$1,489,438
8/19	$1,564,718	$1,527,193	$1,429,854
9/19	$1,567,884	$1,553,997	$1,455,202
10/19	$1,567,884	$1,587,450	$1,483,060
11/19	$1,617,909	$1,647,792	$1,546,712
12/19	$1,637,385	$1,695,370	$1,579,418
1/20	$1,625,600	$1,693,518	$1,547,350
2/20	$1,492,043	$1,554,864	$1,417,602
3/20	$1,231,476	$1,341,042	$1,109,987
4/20	$1,366,342	$1,518,650	$1,271,501
5/20	$1,443,596	$1,599,865	$1,365,418
6/20	$1,452,762	$1,636,441	$1,404,852
7/20	$1,525,432	$1,729,364	$1,460,832
8/20	$1,584,461	$1,854,647	$1,526,972
9/20	$1,516,433	$1,787,117	$1,487,492
10/20	$1,550,117	$1,748,545	$1,514,430
11/20	$1,721,838	$1,961,261	$1,761,137
12/20	$1,851,964	$2,049,495	$1,895,195
1/21	$1,832,399	$2,040,379	$1,941,635
2/21	$1,940,346	$2,104,155	$2,068,303
3/21	$2,007,138	$2,179,574	$2,102,321
4/21	$2,082,701	$2,291,930	$2,186,309
5/21	$2,086,074	$2,302,392	$2,190,837
6/21	$2,088,773	$2,359,167	$2,216,732
7/21	$2,099,567	$2,399,062	$2,177,903
8/21	$2,106,314	$2,467,478	$2,227,340
9/21	$2,026,029	$2,356,767	$2,157,285
10/21	$2,129,927	$2,516,142	$2,263,062
11/21	$2,069,207	$2,477,843	$2,168,652
12/21	$2,207,280	$2,575,418	$2,239,782
1/22	$2,051,580	$2,423,890	$2,053,354
2/22	$2,108,060	$2,362,834	$2,076,480
3/22	$2,093,558	$2,439,475	$2,109,495
4/22	$1,940,147	$2,220,551	$1,929,761
5/22	$1,893,590	$2,217,574	$1,936,276
6/22	$1,769,946	$2,032,055	$1,751,281
7/22	$1,921,830	$2,222,698	$1,932,482
8/22	$1,827,188	$2,139,748	$1,881,115
9/22	$1,677,594	$1,941,331	$1,701,937
10/22	$1,838,637	$2,100,532	$1,865,225
11/22	$1,903,512	$2,210,172	$1,943,969
12/22	$1,834,067	$2,080,759	$1,828,351
1/23	$1,992,163	$2,224,067	$2,011,159
2/23	$1,976,992	$2,172,084	$1,963,958
3/23	$1,962,619	$2,230,164	$1,890,338
4/23	$1,967,410	$2,253,925	$1,865,677
5/23	$1,885,967	$2,262,694	$1,832,964
6/23	$2,001,744	$2,417,203	$1,989,107
7/23	$2,062,427	$2,503,852	$2,087,999
8/23	$1,996,953	$2,455,518	$2,006,019
9/23	$1,877,184	$2,338,552	$1,893,987
10/23	$1,783,764	$2,276,560	$1,778,951
11/23	$1,948,247	$2,488,845	$1,939,091
12/23	$2,086,643	$2,620,858	$2,146,910
1/24	$2,052,093	$2,649,904	$2,090,756
2/24	$2,150,921	$2,793,345	$2,204,484
3/24	$2,229,663	$2,883,451	$2,295,465
4/24	$2,087,446	$2,756,574	$2,141,686
5/24	$2,149,314	$2,886,814	$2,230,772
6/24	$2,126,817	$2,976,182	$2,197,343
7/24	$2,232,877	$3,031,507	$2,360,595
8/24	$2,281,085	$3,097,499	$2,354,527
9/24	$2,295,548	$3,161,573	$2,389,581
10/24	$2,240,108	$3,138,356	$2,367,410
11/24	$2,473,921	$3,347,132	$2,600,404
12/24	$2,305,299	$3,244,826	$2,404,432
1/25	$2,369,645	$3,347,260	$2,489,664
2/25	$2,295,862	$3,283,113	$2,372,798
3/25	$2,208,351	$3,091,607	$2,224,068
4/25	$2,126,846	$3,070,866	$2,178,158
5/25	$2,228,942	$3,265,516	$2,308,527
6/25	$2,254,680	$3,431,413	$2,415,017
7/25	$2,229,800	$3,506,982	$2,461,690
8/25	$2,319,884	$3,588,140	$2,590,878
9/25	$2,244,385	$3,711,972	$2,632,367
10/25	$2,192,908	$3,791,527	$2,650,019
11/25	$2,204,062	$3,801,940	$2,688,483
12/25	$2,182,664	$3,801,166	$2,690,737

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	(5.32)%	3.34%	8.11%
Russell 3000® Index	17.15%	13.14%	14.27%
Russell 2500™ Index	11.91%	7.26%	10.40%
Footnote	Description
Footnote[1]	Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 206,228,363
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 346,324
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,228,363
# of Portfolio Holdings	77
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$346,324

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	1.6%
Consumer Staples	3.3%
Materials	5.5%
Real Estate	6.0%
Health Care	8.7%
Information Technology	10.1%
Consumer Discretionary	17.7%
Financials	20.2%
Industrials	26.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

CSW Industrials, Inc.	3.3%
Donaldson Co., Inc.	2.7%
Wyndham Hotels & Resorts, Inc.	2.6%
Performance Food Group Co.	2.3%
Burlington Stores, Inc.	2.2%
Franklin Electric Co., Inc.	2.2%
Dorman Products, Inc.	2.2%
Aramark	2.2%
A.O. Smith Corp.	2.1%
Steven Madden Ltd.	2.1%
Total	23.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

As of the close of business on September 12, 2025, the Fund acquired the net assets of Calvert Mid-Cap Fund, pursuant to a plan of reorganization approved by the Board of Directors of Calvert Mid-Cap Fund. The purpose of the transaction was to combine two funds managed by Calvert Research and Management with substantially similar investment objectives and policies.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745